Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Summary of Commitments

Commitments

	Fiscal year ending March 31,
	2014	2015	2016	2017	2018 and thereafter	Total
Operating leases	$5,790	$5,071	$4,522	$4,246	$13,569	$33,198
Derivative contracts	679	283	—	—	—	962
Long-term debt repayments
Long-term debt	3,050	285,175	—	—	—	288,225
Future interest obligations on long-term debt	9,555	3,896	—	—	—	13,451
Purchase commitments	92,769	4,030	1,578	—	—	98,377

Total	$111,843	$298,455	$6,100	$4,246	$13,569	$434,213